UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/19

Item 1.	Reports to Stockholders.

SEMIANNUAL REPORT

FRANKLIN LIBERTY

SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

September 30, 2019

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

This semiannual report for Franklin Liberty Short Duration U.S. Government ETF covers the period ended September 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +1.51% based on market price and +1.63% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component posted a +2.19% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy expanded during the six months ended September 30, 2019. However, the economy moderated in 2019’s second and third quarters, due partly to weakness in

Portfolio Composition*

Based on Total Net Assets as of 9/30/19

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The composition may not match the SOI.

inventory and business investment. The manufacturing sector expanded during the period’s first four months, but contracted in August and September 2019. The services sector continued to expand throughout the period, although the rate of expansion slowed in September. The unemployment rate decreased from 3.8% in March 2019 to 3.5% at period-end.3 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in March 2019 to 1.7% at period-end.3

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. In September, the Fed further lowered the federal funds target rate range to 1.75%–2.00%, reiterating the rationale cited at the July 2019 meeting.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose briefly at the start of the period, but fell to multi-year lows in 2019’s third quarter. Political uncertainties in the U.S. (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, slower domestic and global economic growth, the Fed’s more accommodative monetary policy stance and expectations of more stimulus from global central banks weighed on the Treasury yield at certain points during the period. However, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade deal supported the yield. The 10-year yield persistently fell below certain short-term yields due to weaker economic data, escalating U.S. trade tensions with China and other trading partners, and the Fed’s recent monetary policy easing. Overall, the 10-year Treasury yield declined from 2.41% at the beginning of the period to 1.68% at period-end.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s duration positioning was the largest detractor from performance versus the benchmark. The Fund was positioned with less duration than the benchmark, and this was the most significant detractor to relative performance as interest rates fell. Spreads on agency fixed-rate mortgage-backed (MBS) securities widened over the period as lower rates increased concern about prepayments, contributing to underperformance on a duration-adjusted basis. The Fund’s exposure to ARMs and multi-family agency MBS were positive contributors to performance despite some widening in spreads in both sectors. The Fund’s exposure to Treasury Inflation-Protected Securities (TIPS) was also a modest detractor from performance as inflation expectations fell, while the Fund’s exposure to agency CMOs was a modest positive contributor to performance.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net realized loss.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

On October 15, 2019, after period-end, Roger Bayston stepped off as Portfolio Manager of the Fund, while Patrick Klein and Paul Varunok became Co-Lead Portfolio Managers of the Fund.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Roger A. Bayston

Patrick A. Klein

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2019, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of September 30, 2019

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/191

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.63%	+1.51%	+1.63%	+1.51%
1-Year	+3.07%	+2.94%	+3.07%	+2.94%
5-Year	+5.88%	+5.78%	+1.15%	+1.13%
Since Inception (11/4/13)	+7.31%	+6.91%	+1.20%	+1.14%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.58%	2.14%	1.95%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–9/30/19)

Net Investment Income
$1.37733

Total Annual Operating Expenses7

With Fee Waiver	Without Fee Waiver
0.25%	0.45%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 20.301 cent per share September dividend and the NAV of $94.55 per share on 9/30/19.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Ending Account Value 9/30/19	Expenses Paid During Period 4/1/19–9/30/19[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,016.30	$1.16	$1,023.85	$1.16	0.23%

1. Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.23%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended September 30, 2019 (unaudited)		Year Ended March 31,		Year Ended May 31,
			2019	2018[a]	2017	2016	2015	2014[b]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$94.40		$95.18	$96.75	$97.83	$99.03	$99.98	$100.00

Income from investment operations[c]:

Net investment income[d]	1.13		1.95	1.17	1.02	0.72	0.64	0.41

Net realized and unrealized gains (losses)	0.40		(0.03)	(0.89)	(0.08)	(0.39)	0.09	0.67

Total from investment operations	1.53		1.92	0.28	0.94	0.33	0.73	1.08

Less distributions from net investment income	(1.38)		(2.70)	(1.85)	(2.02)	(1.53)	(1.68)	(1.10)

Net asset value, end of period	$94.55		$94.40	$95.18	$96.75	$97.83	$99.03	$99.98

Total return[e]	1.63%		2.04%	0.30%	0.97%	0.34%	0.74%	1.08%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.44%		0.44%	0.50%	0.39%	0.40%	0.68%	0.61%

Expenses net of waiver and payments by affiliates	0.23%	[g]	0.25% [g]	0.27% [g]	0.30% [g]	0.30% [g]	0.30%	0.30%

Net investment income	2.39%		2.06%	1.47%	1.05%	0.73%	0.64%	0.71%

Supplemental data

Net assets, end of period (000’s)	$141,918		$125,177	$164,279	$169,406	$183,521	$47,139	$27,595

Portfolio turnover rate[h]	103.29%		104.49%	103.43%	134.97%	145.14%	198.41%	98.35%

Portfolio turnover rate excluding mortgage dollar rolls[h,i]	55.11%		64.69%	68.15%	75.90%	62.17%	198.41%	64.98%

aFor the period June 1, 2017 to March 31, 2018.

bFor the period November 4, 2013 (commencement of operations) to May 31, 2014.

cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.

dBased on average daily shares outstanding.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gBenefit of expense reduction rounds to less than 0.01%.

hPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

iSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Statement of Investments, September 30, 2019 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value
	U.S. Government and Agency Securities 34.1%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$41,160	$41,209
	Dy9 Leasing LLC, 2.372%, 3/19/27	1,869,851	1,899,887
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,266,436
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 2.374%, (3-Month USD LIBOR + 0.23%), 2/28/25	955,234	952,049
	Overseas Private Investment Corp.,
	2.12%, 3/20/24	1,100,000	1,106,973
	4.01%, 5/15/30	1,785,000	1,965,793
	A, zero cpn., 11/15/20	225,000	286,704
	Petroleos Mexicanos, 2.378%, 4/15/25	840,000	850,525
	Reliance Industries Ltd.,
	senior secured note, 2.06%, 1/15/26	1,625,000	1,633,216
	2.512%, 1/15/26	1,218,750	1,237,654
	Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	861,949
	Tayarra Ltd., 3.628%, 2/15/22	442,879	452,294
	U.S. Treasury Note,
	1.125%, 2/28/21	2,000,000	1,982,617
	1.125%, 6/30/21	2,500,000	2,475,586
	1.25%, 3/31/21	2,500,000	2,482,471
	1.375%, 10/31/20	2,000,000	1,990,898
	1.375%, 4/30/21	2,000,000	1,989,453
	1.50%, 7/15/20	2,000,000	1,994,531
	1.50%, 8/15/20	2,500,000	2,492,774
	1.625%, 8/15/22	2,000,000	2,003,086
	1.875%, 11/30/21	1,800,000	1,809,668
	2.25%, 7/31/21	1,500,000	1,515,322
	2.50%, 1/15/22	500,000	509,756
	2.625%, 11/15/20	2,000,000	2,018,047
	2.625%, 5/15/21	2,000,000	2,029,141
	2.75%, 9/30/20	1,250,000	1,261,450
	2.875%, 10/31/20	2,500,000	2,528,320
	[b] Index Linked, 0.125%, 7/15/24	1,944,864	1,945,451
	[b] Index Linked, 0.375%, 7/15/23	1,433,172	1,442,916
	[b] Index Linked, 0.375%, 7/15/25	1,352,325	1,372,162
	Zarapito Leasing LLC, 2.628%, 11/12/26	1,921,062	1,968,867

	Total U.S. Government and Agency Securities (Cost $47,828,336)		48,367,205

	Mortgage-Backed Securities 72.2%
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 39.2%
	FHLMC, 2.279%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	1,123,842	1,124,654
	FHLMC, 2.299%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	1,484,257	1,476,434
	FHLMC, 2.309%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	1,188,804	1,191,050
	FHLMC, 2.319%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,394,002	1,385,730
	FHLMC, 2.329%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	1,265,810	1,256,659
	FHLMC, 2.339%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,247,963	1,243,270
	FHLMC, 2.379%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,164,627	1,161,436
	FHLMC, 2.389%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	149,681	148,970
	FHLMC, 2.419%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	1,210,427	1,205,745
	FHLMC, 2.429%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,286,766	1,281,522
	FHLMC, 2.429%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,671,001	1,664,087
	FHLMC, 2.439%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,105,846	1,105,143
	FHLMC, 2.449%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	1,021,025	1,020,815
	FHLMC, 2.449%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	963,953	960,795
	FHLMC, 2.459%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	1,224,511	1,220,446
	FHLMC, 2.459%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	936,886	933,436
	FHLMC, 2.469%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	109,079	108,971
	FHLMC, 2.469%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	354,729	354,294
	FHLMC, 2.478%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	2,348,037	2,352,915

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 2.489%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	$1,739,611	$1,735,356
	FHLMC, 2.509%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,680,724	1,677,655
	FHLMC, 2.529%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	1,999,967	2,002,473
	FHLMC, 2.569%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	2,000,000	2,001,696
	FHLMC, 2.589%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,998,420	2,002,498
	FHLMC, 2.599%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,000,000	2,001,597
	FHLMC, 2.609%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	2,000,000	2,003,142
	FHLMC, 2.619%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	1,999,836	2,004,546
	FHLMC, 2.629%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,971,496	1,975,998
	FHLMC, 2.649%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,955,106	1,960,305
	FHLMC, 2.739%, (1-Month USD LIBOR +/- MBS Margin), 9/25/25	287,045	287,089
	FHLMC, 4.137%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	2,734	2,864
	FHLMC, 4.245%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	32,844	34,366
	FHLMC, 4.269%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	19,085	20,019
	FHLMC, 4.31%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	201,128	209,623
	FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	91,778	96,164
	FHLMC, 4.358%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	40,988	42,933
	FHLMC, 4.387%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	84,203	89,097
	FHLMC, 4.426%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	15,539	16,305
	FHLMC, 4.453%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	237,601	246,360
	FHLMC, 4.488%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	75,486	79,363
	FHLMC, 4.493%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	68,985	72,331
	FHLMC, 4.496%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	4,721	4,867
	FHLMC, 4.511%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	8,091	8,543
	FHLMC, 4.52%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	17,415	18,272
	FHLMC, 4.53%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	365,326	384,560
	FHLMC, 4.535%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	56,256	59,243
	FHLMC, 4.537%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	327,176	344,341
	FHLMC, 4.545%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	16,223	17,174
	FHLMC, 4.546%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	8,380	8,797
	FHLMC, 4.556%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	15,534	16,308
	FHLMC, 4.558%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	22,024	23,147
	FHLMC, 4.559%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	71,421	74,905
	FHLMC, 4.58%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	890	922
	FHLMC, 4.586%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	14,641	15,482
	FHLMC, 4.592%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	27,650	29,077
	FHLMC, 4.593%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	158,011	166,901
	FHLMC, 4.597%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	81,886	85,241
	FHLMC, 4.597%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	10,184	10,751
	FHLMC, 4.598%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	812,661	855,786
	FHLMC, 4.603%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	198,578	207,590
	FHLMC, 4.614%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	1,047	1,060
	FHLMC, 4.623%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	127,429	134,050
	FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	138,014	145,965
	FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	9,133	9,579
	FHLMC, 4.636%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	4,004	4,221
	FHLMC, 4.636%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	271,996	284,373
	FHLMC, 4.639%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	55,112	58,458
	FHLMC, 4.651%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	4,598	4,682
	FHLMC, 4.666%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	522,744	552,889
	FHLMC, 4.671%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	28,120	29,465
	FHLMC, 4.677%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,005,058	1,047,396
	FHLMC, 4.691%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	8,808	9,255
	FHLMC, 4.693%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	13,675	14,382
	FHLMC, 4.701%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	3,686	3,799
	FHLMC, 4.702%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	2,010	2,103
	FHLMC, 4.703%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	190,433	200,525

10	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 4.71%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	$634,270	$662,510
	FHLMC, 4.713%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	145,292	155,743
	FHLMC, 4.72%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,617	4,864
	FHLMC, 4.721%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	20,114	21,170
	FHLMC, 4.726%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	124	127
	FHLMC, 4.728%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	16,393	17,263
	FHLMC, 4.728%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	2,312,803	2,447,502
	FHLMC, 4.729%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	310,305	325,643
	FHLMC, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	96,494	101,909
	FHLMC, 4.747%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	44,299	46,784
	FHLMC, 4.748%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,189	3,314
	FHLMC, 4.75%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	20,711	21,868
	FHLMC, 4.752%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,824,020	1,916,315
	FHLMC, 4.755%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	19,143	20,279
	FHLMC, 4.761%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	693	728
	FHLMC, 4.767%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	61,479	64,733
	FHLMC, 4.787%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	37,550	39,912
	FHLMC, 4.793%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	1,260,655	1,328,982
	FHLMC, 4.799%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	64,878	68,725
	FHLMC, 4.804%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	35,625	37,717
	FHLMC, 4.805%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	66,122	69,817
	FHLMC, 4.806%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	594,896	626,344
	FHLMC, 4.829%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	22,023	23,262
	FHLMC, 4.831%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	19,339	20,474
	FHLMC, 4.834%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	312,714	329,081
	FHLMC, 4.86%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	110,027	113,248
	FHLMC, 4.909%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	65,784	69,625
	FHLMC, 4.944%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	317,492	337,757
	FHLMC, 4.979%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	39,877	42,076
	FHLMC, 4.99%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	67,623	71,468
	FHLMC, 5.281%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	11,236	11,730
	FHLMC, 5.302%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	6,256	6,624
	FHLMC, 5.492%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,235	1,246

			55,601,101

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.4%
	FHLMC, 3.458%, 8/25/23	2,000,000	2,102,996
	FHLMC, 3.49%, 1/25/24	2,000,000	2,115,591
	FHLMC, 3.50%, 6/01/26	608,207	629,082

			4,847,669

c	Federal National Mortgage Association (FNMA) Adjustable Rate 15.6%
	FNMA, 2.418%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,887,867	1,886,463
	FNMA, 2.418%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,590,317	1,590,000
	FNMA, 2.94%, (11th District COF +/- MBS Margin), 8/01/29	31,589	31,509
	FNMA, 3.651%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	67	67
	FNMA, 3.675%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	863	878
	FNMA, 3.682%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,798	2,829
	FNMA, 3.708%, (11th District COF +/- MBS Margin), 10/01/27	300	299
	FNMA, 3.728%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	4,583	4,657
	FNMA, 3.793%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	1,034	1,040
	FNMA, 3.809%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	4,735	4,807
	FNMA, 3.865%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	54,763	56,526
	FNMA, 3.878%, (1 Year CMT +/- MBS Margin), 1/01/31	20,818	20,507
	FNMA, 3.883%, (1 Year CMT +/- MBS Margin), 6/01/40	63,002	64,722
	FNMA, 3.883%, (1 Year CMT +/- MBS Margin), 11/01/40	18,330	18,392
	FNMA, 3.89%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	5,804	5,978
	FNMA, 3.917%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	6,648	6,937

franklintempleton.com	Semiannual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.947%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	$210,849	$217,705
	FNMA, 3.961%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,803	3,963
	FNMA, 3.962%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	167,766	173,623
	FNMA, 3.963%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	21,349	22,083
	FNMA, 3.968%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,081	6,305
	FNMA, 4.014%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	365,744	377,684
	FNMA, 4.038%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	705,968	728,149
	FNMA, 4.064%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	4,524	4,690
	FNMA, 4.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	60,189	62,444
	FNMA, 4.108%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	29,927	31,226
	FNMA, 4.119%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	13,191	13,641
	FNMA, 4.131%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	21,655	22,408
	FNMA, 4.142%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	5,029	5,201
	FNMA, 4.143%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	6,725	6,791
	FNMA, 4.144%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	1,398	1,424
	FNMA, 4.147%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	8,351	8,712
	FNMA, 4.159%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	9,777	10,116
	FNMA, 4.168%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	13,273	13,971
	FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	13,595	14,050
	FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,218	8,375
	FNMA, 4.175%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	3,980	4,106
	FNMA, 4.176%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	918	952
	FNMA, 4.19%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	14,849	15,389
	FNMA, 4.195%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	7,679	7,960
	FNMA, 4.198%, (1 Year CMT +/- MBS Margin), 1/01/23	1,857	1,894
	FNMA, 4.206%, (11th District COF +/- MBS Margin), 8/01/28	21,543	22,012
	FNMA, 4.213%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	6,302	6,536
	FNMA, 4.223%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	193,087	200,009
	FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	38,233	40,315
	FNMA, 4.256%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	13,446	14,057
	FNMA, 4.274%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	8,145	8,568
	FNMA, 4.274%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	33,032	34,438
	FNMA, 4.28%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	355,604	372,210
	FNMA, 4.292%, (1 Year CMT +/- MBS Margin), 10/01/35	235,512	246,812
	FNMA, 4.303%, (1 Year CMT +/- MBS Margin), 11/01/35	31,045	32,547
	FNMA, 4.308%, (1 Year CMT +/- MBS Margin), 11/01/35	39,226	41,138
	FNMA, 4.318%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	23,056	23,819
	FNMA, 4.344%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	94,265	99,271
	FNMA, 4.347%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	1,188	1,255
	FNMA, 4.348%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	3,141	3,299
	FNMA, 4.349%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	416,958	437,449
	FNMA, 4.355%, (1 Year CMT +/- MBS Margin), 11/01/35	112,612	118,232
	FNMA, 4.358%, (1 Year CMT +/- MBS Margin), 11/01/35	38,930	40,908
	FNMA, 4.365%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,496	8,755
	FNMA, 4.371%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	78,273	81,127
	FNMA, 4.374%, (1 Year CMT +/- MBS Margin), 11/01/35	282,046	286,022
	FNMA, 4.385%, (1 Year CMT +/- MBS Margin), 11/01/35	33,359	34,271
	FNMA, 4.39%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	111,135	116,468
	FNMA, 4.395%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	50,456	53,174
	FNMA, 4.399%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	2,035	2,107
	FNMA, 4.399%, (1 Year CMT +/- MBS Margin), 11/01/35	140,887	148,191
	FNMA, 4.419%, (1 Year CMT +/- MBS Margin), 11/01/35	43,283	45,568
	FNMA, 4.419%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	267,895	282,137
	FNMA, 4.438%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	590,418	619,613
	FNMA, 4.44%, (1 Year CMT +/- MBS Margin), 11/01/35	81,753	85,905
	FNMA, 4.447%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	259,276	271,430
	FNMA, 4.45%, (1 Year CMT +/- MBS Margin), 10/01/35	617,022	650,223

12	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.451%, (1 Year CMT +/- MBS Margin), 11/01/35	$45,706	$48,190
	FNMA, 4.466%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	95,415	100,020
	FNMA, 4.471%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	171,161	179,463
	FNMA, 4.489%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	8,719	9,129
	FNMA, 4.491%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	186,535	195,907
	FNMA, 4.494%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	7,413	7,588
	FNMA, 4.501%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	753	780
	FNMA, 4.504%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	113,713	119,482
	FNMA, 4.504%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	370,774	388,667
	FNMA, 4.505%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	410,968	431,573
	FNMA, 4.506%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	138,053	143,989
	FNMA, 4.513%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	715,156	751,071
	FNMA, 4.514%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	73,248	77,680
	FNMA, 4.517%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	95,877	101,257
	FNMA, 4.522%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	7,545	7,951
	FNMA, 4.525%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	1,023	1,037
	FNMA, 4.537%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	35,059	36,447
	FNMA, 4.539%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	49,559	52,080
	FNMA, 4.541%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	188,582	197,870
	FNMA, 4.545%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,756,222	1,844,566
	FNMA, 4.547%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	2,129	2,181
	FNMA, 4.555%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	7,575	7,929
	FNMA, 4.559%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	8,393	8,656
	FNMA, 4.564%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	230,805	242,811
	FNMA, 4.569%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	53,575	56,399
	FNMA, 4.573%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	15,413	16,030
	FNMA, 4.579%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	8,047	8,310
	FNMA, 4.579%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	10,354	10,830
	FNMA, 4.58%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	32,988	34,605
	FNMA, 4.593%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	11,306	11,822
	FNMA, 4.60%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	133,828	140,404
	FNMA, 4.603%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	109,074	115,103
	FNMA, 4.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	35,592	37,542
	FNMA, 4.608%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	76,588	80,812
	FNMA, 4.61%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	9,896	10,264
	FNMA, 4.613%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	98,140	103,536
	FNMA, 4.615%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	59,079	61,642
	FNMA, 4.617%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	19,511	20,653
	FNMA, 4.619%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	54,438	57,278
	FNMA, 4.621%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	49,243	51,986
	FNMA, 4.622%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	60,205	62,994
	FNMA, 4.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	41,868	44,308
	FNMA, 4.625%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	24,045	25,197
	FNMA, 4.628%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	12,533	13,115
	FNMA, 4.628%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	39,232	41,214
	FNMA, 4.634%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,580,138	1,656,609
	FNMA, 4.649%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,432	1,488
	FNMA, 4.649%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	26,100	27,219
	FNMA, 4.657%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,428,644	1,509,655
	FNMA, 4.657%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	97,656	103,038
	FNMA, 4.658%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,817	1,902
	FNMA, 4.66%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	430,025	454,906
	FNMA, 4.673%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	44,779	46,778
	FNMA, 4.673%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	3,660	3,826
	FNMA, 4.674%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	3,240	3,446
	FNMA, 4.674%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	47,956	50,622
	FNMA, 4.678%, (1 Year CMT +/- MBS Margin), 5/01/36	83,287	88,588

franklintempleton.com	Semiannual Report	13

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.68%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	$321,333	$337,429
	FNMA, 4.686%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	55,342	59,017
	FNMA, 4.69%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	1,896	1,954
	FNMA, 4.692%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	193,630	204,762
	FNMA, 4.696%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	13,119	13,793
	FNMA, 4.721%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	15,223	16,099
	FNMA, 4.723%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	19,504	20,020
	FNMA, 4.723%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	37,197	39,316
	FNMA, 4.729%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	19,626	20,610
	FNMA, 4.743%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	7,363	7,845
	FNMA, 4.751%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	34,119	35,366
	FNMA, 4.754%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	41,691	44,221
	FNMA, 4.755%, (1 Year CMT +/- MBS Margin), 9/01/36	70,437	75,073
	FNMA, 4.757%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	39,111	41,246
	FNMA, 4.759%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	2,956	3,065
	FNMA, 4.765%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	150,034	158,282
	FNMA, 4.768%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,854	1,917
	FNMA, 4.769%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	11,597	12,090
	FNMA, 4.775%, (1 Year CMT +/- MBS Margin), 10/01/36	88,779	94,660
	FNMA, 4.79%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	44,127	46,730
	FNMA, 4.799%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	11,801	12,396
	FNMA, 4.801%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	72,076	75,957
	FNMA, 4.807%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	7,841	8,236
	FNMA, 4.817%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	45,181	47,649
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	93,745	96,287
	FNMA, 4.825%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	70,528	74,892
	FNMA, 4.836%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	335,381	344,602
	FNMA, 4.849%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	78,906	82,995
	FNMA, 4.868%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	24,030	25,166
	FNMA, 4.931%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	3,736	3,878
	FNMA, 4.933%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	127,425	134,428
	FNMA, 4.943%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	62,398	65,749
	FNMA, 4.972%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	73,950	78,338
	FNMA, 5.066%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	26,140	27,823
	FNMA, 5.071%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	5,975	6,245
	FNMA, 5.299%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	27,738	29,738
	FNMA, 5.605%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	504	522

			22,143,180

	Federal National Mortgage Association (FNMA) Fixed Rate 14.0%
d	FNMA, 3.00%, 10/01/49	2,500,000	2,538,281
	FNMA, 3.50%, 9/01/25	93,205	96,391
	FNMA, 3.50%, 10/01/25	789,881	816,949
	FNMA, 3.50%, 3/01/26	682,269	705,610
	FNMA, 3.50%, 8/01/26	122,286	126,483
	FNMA, 3.50%, 8/01/26	46,700	48,298
	FNMA, 3.50%, 10/01/26	5,886	6,087
	FNMA, 3.50%, 10/01/26	3,261	3,372
	FNMA, 3.50%, 10/01/26	16,137	16,787
	FNMA, 3.50%, 1/01/27	13,043	13,491
	FNMA, 3.50%, 1/01/27	30,153	31,188
	FNMA, 3.50%, 1/01/27	878,715	908,727
	FNMA, 3.50%, 4/01/27	188,115	194,983
	FNMA, 3.50%, 7/01/27	915,006	946,149
	FNMA, 3.50%, 5/01/31	234,749	242,754
d	FNMA, 3.50%, 10/01/49	2,500,000	2,565,137
d	FNMA, 4.00%, 10/01/34	5,000,000	5,202,295

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
	FNMA, 4.00%, 1/01/49	$1,239,765	$1,285,474
d	FNMA, 4.00%, 10/01/49	4,000,000	4,151,563

			19,900,019

	Total Mortgage-Backed Securities (Cost $102,645,251)		102,491,969

	Total Investments before Short Term Investments (Cost $150,473,587)		150,859,174

		Shares
	Short Term Investments (Cost $5,035,838) 3.5%
	Money Market Funds 3.5%
e,f	Institutional Fiduciary Trust Money Market Portfolio, 2.025%	5,035,838	5,035,838

	Total Investments (Cost $155,509,425) 109.8%		155,895,012
	Other Assets, less Liabilities (9.8)%		(13,977,196)

	Net Assets 100.0%		$141,917,816

a The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

b Principal amount of security is adjusted for inflation. See Note 1(f).

c Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

d Security purchased on a to-be-announced (TBA) basis. See Note 1(b).

e The rate shown is the annualized seven-day effective yield at period end.

f See Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	41	$8,835,500	12/31/19	$(23,622)
U.S. Treasury 5 Yr. Note	Short	28	3,336,156	12/31/19	30,808
U.S. Treasury 10 Yr. Note	Short	21	2,736,562	12/19/19	39,018
U.S. Treasury 10 Yr. Ultra Note	Short	7	996,844	12/19/19	17,458
U.S. Treasury Long Bond	Short	3	486,938	12/19/19	10,308
U.S. Treasury Ultra Bond	Short	2	383,813	12/19/19	12,747

Total Futures Contracts					$86,717

* As of period end.

See Note 7 regarding other derivative information.

See abbreviations on page 24.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2019 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$150,473,587
Cost – Non-controlled affiliates (Note 3c)	5,035,838

Value – Unaffiliated issuers	$150,859,174
Value – Non-controlled affiliates (Note 3c)	5,035,838
Cash	1,230
Receivables:
Investment securities sold	386,242
Interest	456,745
Deposits with broker for:
Futures contracts	73,314
Variation margin on futures contracts	1,859

Total assets	156,814,402

Liabilities:
Payables:
Investment securities purchased	14,481,092
Management fees	27,600
Distributions to shareholders	304,718
Trustees fees and expenses	2,189
Accrued expenses and other liabilities	80,987

Total liabilities	14,896,586

Net assets, at value	$141,917,816

Net assets consist of:
Paid-in capital	$149,875,789
Total distributable earnings (loss)	(7,957,973)

Net assets, at value	$141,917,816

Shares outstanding	1,501,000

Net asset value per share	$94.55

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2019 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$71,152
Interest:
Unaffiliated issuers:
Inflation principal adjustments	53,820
Paydown gain (loss)	(341,155)
Paid in cash	1,967,283

Total investment income	1,751,100

Expenses:
Management fees (Note 3a)	200,252
Transfer agent fees	1,411
Custodian fees (Note 4) .	601
Reports to shareholders	9,622
Registration and filing fees	2,500
Professional fees	43,343
Trustees fees and expenses	11,411
Pricing fees	14,691
Other	7,221

Total expenses	291,052

Expense reductions (Note 4)	(494)
Expenses waived/paid by affiliates (Note 3c and 3d)	(135,699)

Net expenses	154,859

Net investment income	1,596,241

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(106,754)
Futures contracts	(245,968)

Net realized gain (loss)	(352,722)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	832,984
Futures contracts	42,233

Net change in unrealized appreciation (depreciation)	875,217

Net realized and unrealized gain (loss)	522,495

Net increase (decrease) in net assets resulting from operations	$2,118,736

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended September 30, 2019 (unaudited)	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$1,596,241	$3,563,594
Net realized gain (loss)	(352,722)	(1,635,775)
Net change in unrealized appreciation (depreciation)	875,217	1,628,773

Net increase (decrease) in net assets resulting from operations	2,118,736	3,556,592

Distributions to shareholders (Note 1f)	(1,960,230)	(4,880,030)

Capital share transactions (Note 2)	16,582,747	(37,779,166)

Net increase (decrease) in net assets	16,741,253	(39,102,604)
Net assets:
Beginning of period	125,176,563	164,279,167

End of period	$141,917,816	$125,176,563

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended September 30, 2019, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2019		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	375,000	$35,491,296	800,000	$75,723,664
Shares redeemed	(200,000)	(18,908,549)	(1,200,000)	(113,502,830)

Net increase (decrease)	175,000	$16,582,747	(400,000)	$(37,779,166)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations. During the period ended September 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.025%	$12,768,717	$88,499,589	$(96,232,468)	$—	$—	$5,035,838	5,035,838	$71,152

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At September 30, 2019, Franklin Resources Inc. owned 10.65% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$2,186,596
Long term	5,515,264

Total capital loss carryforwards	$7,701,860

At September 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$155,509,158

Unrealized appreciation	$724,020
Unrealized depreciation	(338,166)

Net unrealized appreciation (depreciation)	$385,854

22	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2019, aggregated $176,088,574 and $141,603,501, respectively.

7. Other Derivative Information

At September 30, 2019, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$110,339	[a]	Variation margin	$23,622	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2019, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(245,968)	Futures contracts	$42,233

For the period ended September 30, 2019, the average month end notional amount of futures contracts represented $18,969,115.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

franklintempleton.com	Semiannual Report	23

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2019, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$48,367,205	$—	$48,367,205
Mortgage-Backed Securities	—	102,491,969	—	102,491,969
Short Term Investments	5,035,838	—	—	5,035,838

Total Investments in Securities	$5,035,838	$150,859,174	$—	$155,895,012

Other Financial Instruments:
Futures Contracts	$110,339	$—	$—	$110,339

Liabilities:
Other Financial Instruments:
Futures Contracts	$23,622	$—	$—	$23,622

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FICO	Financing Corp.
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN ETF TRUST

Franklin Liberty Short Duration U.S. Government ETF

(Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of the Franklin ETF Trust (collectively, the Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for the Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton (FT) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

FUND PERFORMANCE. The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2019. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board

franklintemplton.com	Semiannual Report	25

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Fund to date and the importance of performance to asset growth. Specifically, the Board referenced earlier discussions with management on matters related to, among other things, the strategy behind the overall product line-up, the design and construction of the Manager’s proprietary indices, the comparability of peer data, the nature of the Manager’s research, the potential use of innovative data and technology, and investments in marketing and distribution. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds. The Fund commenced operations on November 4, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, one short US government fund, three ultra-short obligation funds, one short-intermediate investment-grade debt fund, two short investment-grade debt funds and one short-intermediate U.S. government fund. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management Rate charged to the Fund is reasonable.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Fund commenced operations on November 4, 2013 and that, as of December 31, 2018, the Fund’s net assets were approximately $191 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2019 Franklin Templeton Investments. All rights reserved.		FTSD S 11/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.	N/A

Item 5.	Audit Committee of Listed Registrants.	N/A

Item 6.	Schedule of Investments.	N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.	N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date	November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date	November 29, 2019

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer

Date	November 29, 2019